UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.0%

Security	Principal Amount (000’s omitted)	Value
Education — 15.2%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,342,600
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	3,080,714
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	646,409
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,080,962
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	365	433,054
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,536,054
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	4,196,570
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	798,915
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	7,199,564
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,056,191
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,338,607
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	887,504
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,675,308
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,811,922
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,948,098

		$43,032,472

Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	$3,905	$3,981,343
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	2,146,945
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,681,969

		$8,810,257

General Obligations — 19.1%
California, 5.50%, 11/1/35	$4,600	$5,501,922
Foothill-De Anza Community College District, 5.00%, 8/1/40(1)	10,000	11,393,700
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	545	608,013
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	600	661,566
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	655	718,522
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	645	717,208
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	785	868,453
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	2,815	3,167,522
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	8,065,840
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,609,493
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,989,662
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,627,350
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,260,122
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,622,391
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37	15	17,354
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,755,627
Tamalpais Union High School District, 5.00%, 8/1/26	1,000	1,232,770

		$53,817,515

Security	Principal Amount (000’s omitted)	Value
Hospital — 18.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,112,680
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	2,017,505
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	629,805
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,580	5,001,131
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,891,730
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	2,565	2,912,378
California Health Facilities Financing Authority, (Lucile Salter Packard Children’s Hospital), 5.00%, 8/15/51(1)	10,000	11,203,100
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	6,000	6,721,860
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,875,950
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,373,568
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,958,927
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,296,157
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,010,199

		$52,004,990

Insured-Education — 11.7%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$2,300	$2,502,354
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	8,250	9,118,560
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,333,253
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	7,074,340
University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,750	10,994,885

		$33,023,392

Insured-Electric Utilities — 14.2%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$21,448,000
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,482,570
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,736,310
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,342,620
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,133,990
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,975,280

		$40,118,770

Insured-General Obligations — 21.1%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,695,581
Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	4,135	3,222,778
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	7,335,772
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	2,385	2,476,632
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	5,089,905
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,404,889
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32	15	16,840
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,848,348
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	2,300	1,673,572

Security	Principal Amount (000’s omitted)	Value
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	$5,000	$3,409,450
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,351,033
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	4,840	3,722,250
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	4,365	3,205,700
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	3,955	2,653,765
San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	5,240	4,259,439
Ventura County, Community College District,, (NPFG), 5.00%, 8/1/27	350	354,637

		$59,720,591

Insured-Hospital — 6.9%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,407,772
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	11,108,300
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,792,145
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,222,280

		$19,530,497

Insured-Lease Revenue/Certificates of Participation — 11.2%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$3,885	$5,456,133
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,000	11,186,100
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	1,000	1,003,070
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	14,000	14,042,980

		$31,688,283

Insured-Special Tax Revenue — 13.2%
Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$6,954,334
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	538,594
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	6,222,128
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,941,307
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	24,010	1,936,407
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,740	2,443,792
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	1,600	1,649,056
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,680	3,297,758
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	8,425,200

		$37,408,576

Insured-Transportation — 2.0%
San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$1,443,696
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	2,003,058
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,153,934

		$5,600,688

Insured-Water and Sewer — 9.8%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	$7,000	$7,467,740

Security	Principal Amount (000’s omitted)	Value
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	$345	$388,912
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	6,500	7,327,320
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	1,595	1,759,157
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,444,750
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,845,893
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,225	2,309,216

		$27,542,988

Special Tax Revenue — 9.6%
Contra Costa Community College District, 4.00%, 8/1/30(1)	$7,500	$8,215,425
San Diego County Regional Transportation Commission, 5.00%, 4/1/42(1)	10,000	11,521,700
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,324,562

		$27,061,687

Transportation — 8.1%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,787,910
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,309,801
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,503,800
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,449,559
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,950,112

		$23,001,182

Water and Sewer — 2.4%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37	$10	$11,833
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	5,725	6,774,106

		$6,785,939

Total Tax-Exempt Investments — 166.0% (identified cost $433,907,797)		$469,147,827

Other Assets, Less Liabilities — (66.0)%		$(186,511,839)

Net Assets — 100.0%		$282,635,988

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 54.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 21.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	200 U.S. 10-Year Treasury Note	Short	$(26,610,625)	$(26,556,250)	$54,375
3/13	194 U.S. 30-Year Treasury Bond	Short	(29,098,129)	(28,614,999)	483,130

					$537,505

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $537,505.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$247,729,569

Gross unrealized appreciation	$32,190,685
Gross unrealized depreciation	(3,047,427)

Net unrealized appreciation	$29,143,258

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$469,147,827	$—	$469,147,827
Total Investments	$—	$469,147,827	$—	$469,147,827
Futures Contracts	$537,505	$—	$—	$537,505
Total	$537,505	$469,147,827	$—	$469,685,332

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013